Share-Based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Disclosure [Abstract]
Number of RSUs, Unvested as of December 31, 2020 | shares	0
Number of RSUs, Granted | shares	568,414
Number of RSUs, Vested | shares	0
Number of RSUs, Forfeited | shares	31,788
Number of RSUs, Unvested as of December 31, 2021 | shares	536,626
Weighted- Average Grant-Date Fair Value, Unvested as of December 31, 2020 | $ / shares	$ 0
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	83.60
Weighted- Average Grant-Date Fair Value, Vested | $ / shares	0
Weighted- Average Grant-Date Fair Value, Forfeited | $ / shares	89.26
Weighted- Average Grant-Date Fair Value, Unvested as of December 31, 2021 | $ / shares	$ 83.27